STATUTORY FINANCIAL INFORMATION AND DIVIDEND RESTRICTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Insurance [Abstract]
Schedule of Statutory Capital And Surplus and Statutory Net Income (Loss)
The following table provides the statutory capital and surplus of the Company’s significant insurance entities.
Note that for certain of these insurance entities, the statutory financial statements and returns as of and for the year ended December 31, 2024 are due to be submitted to the relevant regulatory authorities after the date of this Form 20-F. Accordingly, the figures in tables below as of and for the year ended December 31, 2024 do not represent final figures.

AS OF DEC. 31 US$ MILLIONS	2024	2023
ANGI:
American Equity Investment Life Insurance Company(1)	$3,214	N/A
American National Insurance Company	2,264	$2,363
Freestone Re Ltd.(2)	1,345	595
Other(3)	2,045	1,986
Argo Re Ltd.	1,514	1,195
NER Ltd.	135	91
BAC	460	419
NER SPC(2)	85	965
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(1)Statutory capital and surplus as of December 31, 2023 is not provided as the Company acquired AEL on May 2, 2024.
(2)The movement in the capital position for Freestone Re Ltd. and NER SPC is driven by an internal reorganization through intercompany reinsurance transactions whereby certain assets and liabilities were transferred between the entities, and incremental assets and liabilities were ceded from American Equity Investment Life Insurance Company to Freestone Re Ltd.
(3)Includes the remaining ANGI P&C and life insurance entities.
The following table presents the statutory net income (loss) of the Company’s primary insurance entities.

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2024	2023	2022
American Equity Investment Life Insurance Company(1)	$(747)	N/A	N/A
American National Insurance Company	(243)	$(362)	$335
Freestone Re Ltd.	625	150	107
Argo Re Ltd.(2)	(117)	(177)	N/A
BAC	48	15	43
NER Ltd.	48	(2)	(16)
NER SPC	135	192	245
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(1)Statutory net income (loss) for the years ended December 31, 2023 and 2022 are not provided as the Company acquired AEL on May 2, 2024. Statutory net income (loss) for year ended December 31, 2024 presented above represents amounts reported to its regulator and are inclusive of income and expenses prior to the Company’s acquisition of AEL.
(2)Statutory net income (loss) for the year ended December 31, 2022 is not provided as the Company acquired Argo on November 16, 2023. Statutory net income (loss) for the year ended December 31, 2023 presented above represents amounts reported to is regulators and are inclusive of income and expenses prior to the Company’s acquisition of Argo.